UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if amendment |_|:  Amendment Number: ___
This Amendment (Check one only.):  |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 6, 2004
---------------------------         -----------------         -----------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

--------------------            ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $111,264
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number       Name
---  --------------------       ----

1    28-10619                   O'Malley, Jr., Thomas D.
2    28-10618                   Schmidt, Mark K.

                                TITLE OF               VALUE     SHARES/   SH/   PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER               CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL  DSCRETN   MANAGERS    SOLE    SHARED    NONE
-----------------------         --------  ---------   --------  ---------  ---   ----  -------  ---------- -------- -------- -------
ALLMERICA FINL CORP COM           COM     19754100      3110       90,000                X         1, 2               X
ASSURANT INC                      COM     04621X108     4401      175,000                X         1, 2               X
BANK ONE CORP COM                 COM     06423A103     2726       50,000                X         1, 2               X
BISYS GROUP INC COM               COM     55472104      1676      100,000                X         1, 2               X
COMMSCOPE INC COM                 COM     203372107     4163      250,000                X         1, 2               X
CROWN CASTLE INTL CORP COM        COM     228227104     6631      525,000                X         1, 2               X
CSK AUTO CORP COM                 COM     125965103     1358       75,000                X         1, 2               X
DIRECTV GROUP INC                 COM     25459L106     2307      150,000                X         1, 2               X
DOW CHEM USD2.5                   COM     260543103     1007       25,000                X         1, 2               X
EARTHLINK INC                     COM     270321102     1996      225,000                X         1, 2               X
GENERAL ELEC CO COM STK           COM     369604103     3052      100,000                X         1, 2               X
GENTEK INC COM                    COM     37245X203     3154       75,100                X         1, 2               X
HOME DEPOT USD.05                 COM     437076102     2802       75,000                X         1, 2               X
HONEYWELL INTERNATIONAL INC       COM     438516106     9309      275,000                X         1, 2               X
INTL PAPER CO COM                 COM     460146103     1057       25,000                X         1, 2               X
K2 INC COM                        COM     482732104     5210      325,000                X         1, 2               X
MCDERMOTT INTL INC COM            COM     580037109     3985      475,000                X         1, 2               X
MEASUREMENT SPECIALTIES INC       COM     583421102     3876      200,000                X         1, 2               X
MICROSOFT CORP COM                COM     594918104     3116      125,000                X         1, 2               X
NTL INC COM                       COM     62940M104     1488       25,000                X         1, 2               X
OIL SVC HOLDRS TR DEPOSTRY RCP    COM     678002106     3512       50,000                X         1, 2               X
OWENS ILL INC COM                 COM     690768403     3996      285,000                X         1, 2               X
PEREGRINE SYSTEMS INC COM         COM     71366Q200     2928      132,500                X         1, 2               X
PHELPS DODGE CORP COM             COM     717265102     1225       15,000                X         1, 2               X
SPORTS AUTH INC NEW COM           COM     84917U109     5210      130,000                X         1, 2               X
TYCO INTERNATIONAL LTD COM        COM     902124106    10028      350,000                X         1, 2               X
UNITEDGLOBALCOM INC CL-A COM      CLA     913247508    10075    1,186,634                X         1, 2               X
VALERO ENERGY CORP COM            COM     91913Y100     2998       50,000                X         1, 2               X
                                                      111264
TOTAL